Loan #1	Loan #2	Recovco ID	Project Name	Pool	Guideline Grade (Non-ComplianceEase)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Collection Notes As-Of Date	Collection Notes Commencement Date	Reason for Default	Willingness to Pay	Ability to Pay	Servicer Rating	Current Occupancy	Previous Resolution Type	Previous Resolution Success	Resolution Recommendation	Current Legal Status	Collections Comments	Currently in Foreclosure?	Current Foreclosure Status	Referral Date	Foreclosure Sale Date	Foreclosure Comments	Foreclosure Delay/Obstruction Start Date	Foreclosure Delay/Obstruction Reason	Foreclosure Delay/Obstruction Reason 2	Foreclosure Issues with Proof Of Standing Indicator	Foreclosure Plaintiff Name	Foreclosure Last Step Date	Foreclosure Projected Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Conveyed to HUD Indicator	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	S&C Filing Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested Indicator	Foreclosure Contested Start Date	Foreclosure - Borrower Has Attorney Representation Indicator	Foreclosure Attorney	Foreclosure Attorney Phone	Lien Position per Title Review	Current Occupancy	Date Property First Showed Vacant	Is REO Active?	Reo Start Date	REO Status	Current Occupancy - Short Version	Current Value Form Type	Current Value	Current Value Date	Is Property Currently Listed?	List Price	First Listed Date	Broker Company	Broker Name	Broker Phone	Broker Email	REO Comments	Bankruptcy (Post-Loan Origination)?	Current Bankruptcy Status	Current Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Chapter	Bankruptcy POC Amount	Bankruptcy Motion Filed Date	Current Bankruptcy Cram Down Amount	Bankruptcy Discharge Date	Bankruptcy Comments
			NRZ 34 - Servicing	NRZ 34 - Servicing	2: Acceptable with Warnings		* Evidence of Deceased Borrower(s) (Lvl 2)"Death of borrower, XXX DOD was on XXX Death certificate has been received by the servicer. Executor of the estate is XXX		10/31/2018	10/6/2016	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	•Borrower Contact: Authorized third party called in on 01/26/2018 to inquire about account status. Servicer informed the authorized third party that the account was current. •Default: Collections, < 60 Days •Litigation: None known •Title Issues: None known •Property Condition: Current Occupancy Status: Occupied. Exterior property condition: Average. Violations identified during inspections: No. For sale sign: No. Inspection Date: 09/14/2018. •Other: Loan has not been modified. Borrower, XXX deceased. Date of death was on XXX •Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 34 - Servicing	NRZ 34 - Servicing	1: Acceptable				10/31/2018	11/6/2015	Excessive Obligations	Poor	Average	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Modification	Collections, >= 120 Days	•Borrower Contact: Last borrower contact noted on 10/16/18. Borrower called in and was advised that final agreement documents were mailed out on 10/16/18. Advised to sign and send back. Insurance update received on 8/22/17. Borrower called in 9/12/17 to request financial assistance. Borrower given phone numbers for XXX. FEMA inspection ordered on 9/12/17 work item number XXX FEMA results noted on 10/9/17 payments approved and damages if any have been sent to Dimont. Insurance cancellation noted on 10/24/17 from XXX. Property inspection noted on 2/20/18. Occupied, in average condition, no maintenance needed, and not for sale. Insurance audit noted on 4/24/18. First letter sent. Insurance update received on 5/11/18 from XXX Funds rejected because amount does not reinstate noted on 6/4/18. XXX streamline plan sent on 6/26/18. SCRA check completed on 7/16/18. Credit bureau report noted on 7/31/18. Monthly payments $467, past due $4172, 120 days past due. First payment received towards plan noted on 8/2/18. 2nd and 3rd payments received against plan noted on 10/3/18. Tax disbursements noted on 10/18/18 for $154.58. Payment received on 10/8/18. Non-Hamp XXX Mod received by contract management and sent to imaging noted 10/31/18. Next payment due date is 11/1/18 for $357.57 plus $107.36 escrow. •Default: No HAMP, TPP, Trial, MOD, FC, BK, Short Sale, DIL, or Forbearance have been completed with borrower in last 12 months. Borrower was mailed out agreement documents on 10/16/18 for Non-Hamp XXX Mod and advised to sign and send back. Comment on 10/31/18 shows documents were received back. No comments noted after 10/31/18. •Litigation: Servicing comments shows no record of borrower attorney contact, disputes, case file numbers or court dates. •Title Issues: No title issues documented in comment history. This includes state and county taxes and liens. •Property Condition: Exterior inspection noted 7/21/18 noted occupied, maintenance not needed, in average condition, not for sale and no violations noticed. •Other: RFD was given 6/19/18 was borrower is on a fixed income and had vehicle problems. •Willingness to Pay: Borrower has completed Non-Hamp Ocwen Modification trial plan and has already returned documents 10/31/18. •Ability to Pay: Borrower is on a fixed income and had vehicle problems. Seems to be resolved.•Key Word Search - All Key word searches are documented in notes.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 23 - Servicing	NRZ 23 - Servicing
			NRZ 27 - Servicing	NRZ 27 - Servicing	2: Acceptable with Warnings		* No Borrower Contact Evident (Lvl 2)"No evidence of any contact with borrower within last 24 months. Multiple attempts were made by servicer but have been unsuccessful."		4/11/2018	4/13/2016	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Modification	Collections, >= 120 Days	•Borrower Contact: No evidence of any contact with borrower within last 24 months. •Default: Collections, >= 120 Days. •Litigation: None known. •Title Issues: None known. •Property Condition: No indication of any damage to property. •Other: Servicing notes did not state the reason for default. No loss mitigation activity at this time.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 23 - Servicing	NRZ 23 - Servicing	1: Acceptable				10/17/2017	10/1/2014	Chronic Delinquent / Credit Abuser	Fair	Average	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	Borrower Contact: Last Borrower contact 9/30/2016 Default: Collections < 60 Litigation: No issues identified Title Issues: No issues identified Property Condition: Occupied	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 23 - Servicing	NRZ 23 - Servicing	1: Acceptable				10/15/2017	1/12/2015	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Modification	Payment Plan	Borrower Contact: Yes. Per notes last customer contact was on 5/2/17. Default: Yes. Litigation: None Title Issues: None Property Condition: Per notes the last inspection was ordered on 10/15/17. No other information noted. The server comments do not provide complete details for the reason for the delinquency. On 10/26/16 the customer called regarding a payment that he believes was misapplied. BK chapter 7 red flag was referenced on XXX and XXX but neither the servicer comments or notes provide any further details of BK proceedings.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 23 - Servicing	NRZ 23 - Servicing	1: Acceptable				10/17/2017	10/27/2014	Excessive Obligations	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Bankruptcy Payment Plan	Yes	Payment Arrangement	Bankruptcy-Delinquent	Borrower contact. No verbal communication with the borrower noted since 10/27/14 in the servicer comments. Default: Yes. Litigation: None Title Issues: None Property Condition: Servicer comments do not provide any details of the property condition. Last inspection ordered 10/17/17.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	Unavailable	XXX	Chapter 13	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Servicer comments do not provide complete details of the bankruptcy filing such as the case number. Servicer notes dated 3/9/16 state the following:20 CIT 658 Fee Request for amended plan review in the amount of 150.00 Docket Entry:116 Motion to Modify Confirmed Plan Contains negative notice. Filed XXX
			NRZ 23 - Servicing	NRZ 23 - Servicing	2: Acceptable with Warnings		* No Borrower Contact Evident (Lvl 2)"There has not been any verbal communication with the borrower in the past 2 years"		10/18/2017	10/3/2014	Not Applicable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections	Borrower Contact :There has not been any verbal communication with the borrower in the past 2 years Default: Collections Litigation: None Title Issues: None Property Condition: No property damage mention in servicing comments Other:	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NRZ-21	NRZ-21	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3)"Document needed to run compliance ease"	* Loan program disclosure missing or unexecuted (Lvl 2)
* No Borrower Contact Evident (Lvl 2)
* Application Missing (Lvl 2)"Document needed to run compliance ease"
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Missing Title evidence (Lvl 2)
* Missing Appraisal (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
							* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		9/12/2017	9/1/2015	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	Modification (Temporary)	Yes	Modification	Collections, 60-119 Days	Loan Status: Natural Disaster Borrower Contact: None Default Bankruptcy: N/A Litigation: N/A Title Issues: N/A Property Condition: occupied Other: Pending FEMA disaster mod ● Per servicing notes commenced 9/1/2015 to 9/12/2017 ● No borrower contact ● FDD loan from 4/25/2016 and 7/24/2016. ● Federally Declared Disaster Loan. FDD Start Date is 08/25/2017 and FDD End Date is 11/23/2017. FDD flag will be lowered post completion of 90 days’ notice period from the FDD start date. If borrower opts for a disaster FB plan and if loan has FDDE or FDDHMP or FDDMOD comments an additional 105 grace days will be provided to lower the FDD flag from the FDD end date. dated 8/30/217 ● "	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NRMLT 2018-3 – Servicing	NRZ-21	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* No Borrower Contact Evident (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Evidence of Property Damage (Lvl 2)"Haz Insur Claim filed and paid in amount of $11,234.21 on 8/2/17, per borrower, repairs 100% complete as of 8/24/17 comments."
							* Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	9/18/2017	9/1/2015	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Modification	Collections, 60-119 Days	Loan Status: Collections Borrower Contact:9-13-17 Default: Collections/ 60+ days past due Litigation: No Title Issues: NO Property Condition: Haz Insur Claim filed, funds received in amount of $11,234.21, funds mailed out 8/2/17, 8/24 comments from borrower states that the work is 100% complete. Other: Per Comments dated 9/13/17- Borrower contact is made. Hazard Loss Claim in progress. Appears borrowers are receiving draws from prior water damages to home that occurred on 6/12/14. Per Comments dated 9/10/17- Account Reported To Credit Bureau (as of 08/31/17), 71 days past due, 1 Delinquent payment. First occurrence: 06/30/17 Per Comments dated 8/12/17- Property inspection shows home is occupied and in good condition Per Comments dated 5/5/17- RFD- Disability of borrower. RMA package sent to borrower as requested.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 32 - Servicing	NRZ 32 - Servicing	1: Acceptable				8/16/2018	8/16/2017	Unavailable	Good	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: The last known contact with borrower was on 3/7/18. At that time the borrower made a payment.• Default: Collections, 30 days past due. • Litigation: None known. • Title Issues: None known. • Property Condition: A Property inspection report was received on 8/3/18 however, there were no specifics identified. There were no comments of any damages or claims against the property. • Defect Issue: None detected.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 27 - Servicing	NRZ 27 - Servicing	2: Acceptable with Warnings		* No Borrower Contact Evident (Lvl 2)		4/11/2018	4/22/2016	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last Borrower contact unknown. • Default: Collections < 90 days. • Litigation: No issues identified. • Title Issues: No issues identified. • Property Condition: Occupied. Servicing notes reflect no property inspection and reporting no damage. Data information reflects BPO on 1/6/2018 reflecting a value of 149,900. • Other: None.Data information reflects due for 1/1/2018 and no prior modification. Service notes reflect regular attempt each month for contact although no contact ever reflected. Payment string reflects prior to last 3 months Borrower was performing asset. A 60 day payment deferral would bring account current.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 27 - Servicing	NRZ 27 - Servicing	1: Acceptable				4/10/2018	4/13/2016	Unavailable	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Modification	Collections, 60-119 Days	•Borrower Contact: The last know contact was on 8/1/2017 with XXX. •Default: Collections, 60-119 Days. •Litigation: None known. •Title Issues: None known. •Property Condition: Servicing comments do not reflect any notes on property conditions. •Other: Servicing comments do not reflect an RFD.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 28 - Servicing	NRZ 28 - Servicing	1: Acceptable				3/26/2018	7/22/2015	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Foreclosure	Collections, 60-119 Days	• Borrower Contact: Last Borrower contact 2/28/2018. Service notes reflect Borrower contact and RFD is curtailment of income. • Default: Collections > 90. • Litigation: No issues identified. • Title Issues: No issues identified. • Property Condition: Occupied per data information. Servicing notes reflect property inspections although no results of inspections reporting in notes. Data information reflects HDI value of $120,803 as of 3/8/2018. NPV not reporting in service notes. • Other: None.Data information reflects due for 1/1/2018 and no prior modification. ·2/28/2018 service note reflects workout plan with first payment due 3/1/2018, notes do not reflect payment received. Service notes reflect multiple prior modifications and FB since service notes inception and reflect Borrower as chronic delinquent.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 33 - Servicing	NRZ 33 - Servicing	1: Acceptable				9/28/2018	9/6/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Contacted borrower on 09/27/2018 to discuss account status. Borrower agreed to a repayment plan agreement. Borrower also added spouse as an authorized third party to discuss account. •Default: Collections, 60-119 Days •Litigation: None known •Title Issues: None known •Property Condition: Current Occupancy Status: Occupied. Exterior property condition: Average. Violations identified during inspections: No. For sale sign: No. Inspection Date: 09/13/2018. •Other: Loan has not been modified. •Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 33 - Servicing	NRZ 33 - Servicing	1: Acceptable				7/10/2018	7/23/2016	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last contact 7/10/18, service notes reflect Borrower contact and payment Promised. Notes reflect file as chronic delinquent since inception.• Default: Collections < 90• Litigation: No known issues. • Title Issues: No known issues. • Property Condition: Property inspection 6/23/18 reporting in service notes and no reporting of damage. Data reports BPO 8/29/18 IAO $465,000. • Other: None. • Willingness to Pay: Poor. Service notes reflect chronic delinquent.• Ability to Pay: Poor, service notes reflect limited income information and no debt review information.• Key Word Search – No additional known issues found in Key Word search.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 33 - Servicing	NRZ 33 - Servicing	1: Acceptable				8/31/2018	7/11/2016	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	Modification (Temporary)	Yes	Modification	Bankruptcy	• Borrower Contact: Last known borrower contact 7/1/2018 servicer mailed First Time SPOC Letter to borrower. • Default: XXX Borrower filed Bankruptcy, Chapter 13, Case # XXX. • Litigation: None known. • Title Issues: None known. • Property Condition: There was a Property Valuation report (8/29/2018) mentioned in the file. There were multiple Property Preservation (from 8/15/17 through 6/13/18) reports mentioned in the loan file. Additionally, there was no mention of any damages to the property. • Other: Loan was modified 1/1/2016, temporary modification expired.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Petition Filed	XXX	XXX	Chapter 13	Unavailable	Unavailable	Not Applicable	Not Applicable	XXX Borrower filed Bankruptcy, Chapter 13, XXX. Borrower is making post petition payments.
			NRZ 33 - Servicing	NRZ 33 - Servicing	1: Acceptable				7/11/2018	7/23/2016	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Payment Arrangement	Bankruptcy	• Borrower Contact: The last known borrower contact was on 10/15/2016, borrower discussed insurance policy.• Default: RFD was not documented. • Litigation: None known. • Title Issues: None known. • Property Condition: Comments do not address condition. No known damage documented. • Other: BPO valuation per tape data was $195,000 as of 8/30/2018. Tape data does not indicate a BK; however, comments reflect BK activity, 6/29/18 reflects 1 post petition payment as applied IAO $787.76. • Willingness to Pay: Borrower had been in limited communication with the servicer. • Ability to Pay: Affordability is not addressed in the comments.• Key Words: Key words have been reviewed and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															Yes	Petition Filed	Unavailable	Unavailable	Chapter 13	Unavailable	Not Applicable	Not Applicable	Not Applicable	BK details are limited. Tape data does not indicate a BK; however, comments reflect BK activity, 6/29/18 reflects 1 post petition payment as applied IAO $787.76.